Equity-Based Compensation - Schedule of Employee Stock Performance Activity (Time-Vesting Units) (Detail) (TVUs [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TVUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Units, Outstanding, Beginning Balance	134,109
Employee Units, Vested	(39,775)
Employee Units, Forfeited	(2,800)
Employee Units, Outstanding, Ending Balance	112,701	134,109
Weighted average fair value of outstanding, Beginning balanace (in USD per share/unit)	$ 21.34
Weighted Average Grant Date Fair Value, Granted (in USD per unit)	$ 23.15	$ 21.34
Weighted Average Grant Date Fair Value, Vested (in USD per unit)	$ 21.29
Weighted Average Grant Date Fair Value, Forfeited (in USD per unit)	$ 21.34
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance (in USD per unit)	$ 21.70	$ 21.34
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	25 months 15 days